Schedule of Reconciliation of Difference between Expected Income Tax Expense (Details) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Income Tax Disclosure [Abstract]
Income before income tax expense	$ 1,891,413	$ 198,477
Applicable income tax rate	17.00%	17.00%
Income tax expense at applicable income tax rate	$ 321,540	$ 33,741
Non-deductible expenses	29,821	24,716
Effect of tax exemption scheme and tax reduction	(18,321)	(13,658)
Effect of unrecognized tax benefits on foreign losses	180,169	62,691
Income tax expense	$ 513,209	$ 107,490